Group balance sheet - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Intangible assets	£ 14,385	£ 14,447	£ 15,029
Property, plant and equipment	17,835	17,000	16,498
Derivative financial instruments	1,481	1,312	1,818
Investments	54	53	44
Associates and joint ventures	47	38	31
Trade and other receivables	445	317	360
Non-current contract assets	249
Deferred tax assets	1,347	1,326	1,717
Non current assets	35,843	34,493	35,497
Current assets
Programme rights	310	272	264
Inventories	369	239	227
Trade and other receivables	3,222	4,014	3,835
Current contract assets	1,353
Assets held for sale	89
Current tax receivable	110	77	73
Derivative financial instruments	111	197	428
Investments	3,214	3,022	1,520
Cash and cash equivalents	1,666	528	528
Current assets	10,444	8,349	6,875
Current liabilities
Loans and other borrowings	2,100	2,281	2,632
Derivative financial instruments	48	50	34
Trade and other payables	5,790	7,168	7,437
Current contract liabilities	1,225
Current tax liabilities	15	83	197
Provisions	424	603	625
Current liabilities	9,602	10,185	10,925
Total assets less current liabilities	36,685	32,657	31,447
Non-current liabilities
Loans and other borrowings	14,776	11,994	10,081
Derivative financial instruments	892	787	869
Non-current contract liabilities	200
Retirement benefit obligations	7,182	6,847	9,088
Other payables	1,479	1,326	1,298
Deferred tax liabilities	1,407	1,340	1,240
Provisions	582	452	536
Non-current liabilities	26,518	22,746	23,112
Equity
Share capital	499	499	499
Share premium	1,051	1,051	1,051
Own shares	(167)	(186)	(96)
Merger reserve	4,147	6,647	6,647
Other reserves	718	534	884
Retained earnings	3,919	1,366	(650)
Total equity	10,167	9,911	8,335
Total equity and Liabilities	£ 36,685	£ 32,657	£ 31,447